The Community Development Fund
September 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 68.2%
FHLMC Multifamily - 33.9%
Ser KF97, 0.30%, VAR ICE LIBOR USD 1 Month + 0.220%11/25/2030	$999,742	$1,002,643
Ser KF95, 0.34%, VAR ICE LIBOR USD 1 Month + 0.260%11/25/2030	2,499,532	2,505,898
Ser K720, IO, 0.62%, 08/25/2022 (a)	15,203,144	27,203
Ser KSMC, IO, 0.80%, 01/25/2023 (a)	1,595,243	13,890
Ser K024, IO, 0.90%, 09/25/2022 (a)	1,695,136	10,338
Ser 2021-P009, 1.13%, 01/25/2031	498,326	493,613
Ser KJ29, 1.41%, 11/25/2027	2,100,000	2,099,766
Ser KSG1, 1.50%, 09/25/2030	1,260,000	1,246,975
Ser KJ33, 1.57%, 07/25/2032	1,000,000	1,006,290
Ser K123, 1.62%, 12/25/2030	1,500,000	1,496,984
Ser 2021-P009, 1.88%, 01/25/2031	1,000,000	1,022,389
Pool CB0268, 2.00%, 04/01/2051	3,365,743	3,386,749
Pool BT0120, 2.00%, 05/01/2051	1,289,903	1,294,358
Pool RA5346, 2.00%, 05/01/2051	1,159,157	1,166,436
Ser 1514, 2.86%, 10/25/2034	2,300,000	2,500,858
Ser K092, 3.13%, 10/25/2028	3,152,212	3,418,204
Pool WN0011, 3.38%, 04/01/2030	759,953	840,073
Pool WA0500, 3.48%, 03/01/2047	2,434,923	2,594,658
Pool WA3207, 3.60%, 04/01/2030	2,169,416	2,441,742
Ser K088, 3.69%, 01/25/2029	1,000,000	1,145,461
		29,714,528
FHLMC Single Family - 2.8%
Pool Q41874, 3.00%, 07/01/2046	1,447,553	1,544,496
Pool RA1853, 3.00%, 12/01/2049	832,716	873,815
		2,418,311
FNMA Multifamily - 7.6%
Pool AM0126, 2.68%, 08/01/2022	1,423,997	1,437,218
Pool AN6185, 2.93%, 07/01/2024	1,282,472	1,343,652

The Community Development Fund
September 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
Pool AN5657, 3.30%, 07/01/2032	$363,676	$406,045
Pool AM5986, 3.44%, 06/01/2026	1,062,531	1,162,801
Pool 469683, 3.54%, 11/01/2021	656,922	656,791
Pool AM5197, 4.20%, 01/01/2030	1,391,697	1,631,072
		6,637,579
FNMA Single Family - 21.4% Pool CA7479, 2.00%, 10/01/2050	1,218,590	1,221,979
Pool CA7480, 2.00%, 10/01/2050	1,135,723	1,142,845
Pool CA8444, 2.00%, 12/01/2050	1,266,092	1,276,576
Pool CB1441, 2.00%, 08/01/2051	5,129,992	5,144,262
Pool AS7484, 3.00%, 06/01/2046	644,132	687,490
Pool BC0962, 3.00%, 06/01/2046	776,494	827,624
Pool AS7476, 3.00%, 07/01/2046	465,503	494,648
Pool AS7647, 3.00%, 07/01/2046	744,369	783,057
Pool AS7653, 3.00%, 07/01/2046	1,291,215	1,374,205
Pool AS8262, 3.00%, 10/01/2046	783,858	832,806
Pool AS8465, 3.00%, 12/01/2046	633,489	671,084
Pool CA4927, 3.00%, 01/01/2050	697,984	742,598
Pool AS8734, 3.50%, 01/01/2047	852,876	918,216
Pool AS9369, 3.50%, 03/01/2047	321,418	341,270
Pool AS9360, 3.50%, 04/01/2047	568,284	610,150
Pool CA0819, 3.50%, 11/01/2047	776,169	826,705
Pool CA1158, 3.50%, 02/01/2048	530,103	569,577
Pool CA1985, 4.00%, 06/01/2048	247,418	265,882
		18,730,974
GNMA Multifamily - 1.4% Ser 2017-135, 2.60%, 08/16/2058	595,890	617,824
Ser 2017-74, 2.60%, 09/16/2058	598,206	615,506
		1,233,330

The Community Development Fund
September 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
GNMA Single Family - 1.3%
Pool G2 AU1835, 3.00%, 08/20/2046	$412,792	$432,786
Pool G2 AU1762, 3.50%, 07/20/2046	648,737	686,860
		1,119,646
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $58,593,177)		59,854,368
MORTGAGE-BACKED SECURITIES - 24.6%
FRESB Mortgage Trust
0.99%, 07/25/2040 (a)	971,577	955,898
1.03%, 04/25/2040 (a)	1,419,736	1,420,318
1.12%, 06/25/2040 (a)	3,061,246	3,057,489
1.49%, 01/25/2031 (a)	1,969,341	1,949,801
2.13%, 11/25/2039 (a)	1,752,132	1,791,712
2.21%, 12/25/2029 (a)	1,971,576	2,001,643
2.25%, 12/25/2039 (a)	969,288	984,049
2.42%, 09/25/2029 (a)	2,021,646	2,063,692
FRESB Multifamily Mortgage Pass-Through Trust
2.61%, 09/25/2022 (a)	552,630	563,355
2.94%, 09/25/2027 (a)	650,179	666,126
2.96%, 10/25/2027 (a)	796,088	821,326
3.19%, 12/25/2025 (a)	587,670	614,686
3.42%, VAR LIBOR USD 1 Month + 3.420% 09/25/2038	690,178	713,025
3.88%, VAR ICE LIBOR USD 1 Month + 3.880% 08/25/2038	1,735,793	1,849,329
FRESB Multifamily Structured Pass-Through Certificates
0.83%, 09/25/2040 (a)	2,115,887	2,106,942
TOTAL MORTGAGE-BACKED SECURITIES
(COST $21,348,496)		21,559,391

The Community Development Fund
September 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
MUNICIPAL BONDS - 3.4%
Massachusetts - 0.6%
Massachusetts Housing Finance Agency, RB
1.08%, 06/01/2024	$130,000	$130,673
1.10%, 06/01/2022	25,000	25,083
1.18%, 12/01/2024	100,000	100,227
1.23%, 06/01/2025	90,000	90,008
1.25%, 06/01/2023	60,000	60,355
1.30%, 12/01/2023	30,000	30,022
1.33%, 12/01/2025	85,000	84,841
		521,209
Michigan - 1.1%
Michigan State Housing Development Authority, RB 0.96%, 06/01/2025	500,000	496,492
1.05%, 12/01/2021	200,000	200,245
1.10%, 06/01/2022	300,000	301,482
		998,219
New Jersey - 1.1%
New Jersey Housing & Mortgage Finance Agency, RB	960,000	961,600
1.06%, 04/01/2023
New York - 0.6%
New York City, Housing Development Authority, RB
3.02%, 11/01/2022	525,000	540,621
TOTAL MUNICIPAL BONDS
(COST $3,005,000)		3,021,649

The Community Development Fund
September 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Notes
1.13%, 08/31/2028$	$135,000	$133,270
1.25%, 08/15/2031	140,000	136,435
TOTAL U.S. TREASURY OBLIGATIONS
(COST $274,583)		269,705
SHORT-TERM INVESTMENT - 3.0%
Short-Term Investment - 3.0%
Fidelity Institutional Government Portfolio, Cl I, 0.01% (b)	2,600,997	2,600,997
TOTAL SHORT-TERM INVESTMENT
(COST $2,600,997)		2,600,997
TOTAL INVESTMENTS (COST $85,822,253) - 99.5%		87,306,110
OTHER ASSETS AND LIABILITIES - 0.5%		422,758
NET ASSETS - 100.0%		$87,728,868

The Community Development Fund
September 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

A list of the open futures contracts held by the Fund at September 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	(82)	Dec-2021	$(10,935,254)	$(10,791,969)	$143,285
U.S. 5-Year Treasury Note	39	Jan-2022	4,817,411	4,786,945	(30,466)
U.S. Long Treasury Bond	(24)	Dec-2021	(3,906,218)	(3,821,250)	84,968
Ultra 10-Year U.S. Treasury Note	(89)	Dec-2021	(13,175,832)	(12,927,250)	248,582
			$(23,199,893)	$(22,753,524)	$446,369

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Rate shown is the 7-day effective yield as of September 30, 2021.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
LIBOR — London Interbank Offered Rate
RB — Revenue Bond
SER — Series
USD — United States Dollar
VAR — Variable Rate

The Community Development Fund
September 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (Concluded)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at September 30, 2021

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$59,854,368	$—	$59,854,368
Mortgage-Backed Securities	—	21,559,391	—	21,559,391
Municipal Bonds	—	3,021,649	—	3,021,649
U.S. Treasury Obligations	—	269,705	—	269,705
Short-Term Investment	2,600,937	—	—	2,600,937
Total Investments in Securities	$2,600,937	$84,705,113	—	$87,306,110

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$476,835	$—	$—	$476,835
Unrealized Depreciation	(30,466)	—	—	(30,466)
Total Other Financial Instruments	$446,369	$—	$—	$446,369

* Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as ‘‘ ‘‘ are $0.